Summary of Significant Accounting Policies and Practices (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies and Practices [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Estimated Useful Life
Plant machineries	5 years to 10 years
Motor Vehicles	5 years
Office equipment	3 years to 5 years

Schedule of Estimated Useful Lives of Intangible Assets	Their estimated useful lives of intangible assets are as follows:
Estimated Useful Life
Computer software	3 years to 5 years
Patent	10 years